Investments in infrastructure projects - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2025	Jan. 01, 2024
Detail information investment in infrastructure projects [Line Items]
Increase decrease in investments in infrastructure projects intangible asset model additions	€ (98,000,000)	€ (154,000,000)
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	(1,531,000,000)	812,000,000
Cash flows due to intangible assets additions using the intangible asset model	(165,000,000)	(132,000,000)
Notional amount	400,000,000
Projects under intangible asset model amount	12,360,000,000	13,989,000,000
Capital commitments	149,000,000	427,000,000
Financial asset model projects amount	149,000,000	158,000,000
Investments in infrastructure projects intangible asset model	12,360,000,000	13,989,000,000	€ 13,989,000,000	€ 13,333,000,000
Airports division [Member] | Dalaman airport [Member]
Detail information investment in infrastructure projects [Line Items]
Notional amount	570,000,000	592,000,000
Highways Division | UNITED STATES
Detail information investment in infrastructure projects [Line Items]
Investments in infrastructure projects intangible asset model	€ 11,402,000,000	€ 12,966,000,000